Note 4 - Segmental Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Segmental Financial Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the year ended December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Voyage revenue	$839,374	$155,892	$507,225	$-	$-	$-	$1,502,491
Intersegment voyage revenue	-	11,902	-	-	-	(11,902)	-
Income from investment in leaseback vessels	-	-	-	8,915	-	-	8,915
Depreciation	(126,719)	(39,621)	-	-	-	-	(166,340)
Amortization of dry-docking and special survey costs	(15,344)	(4,438)	-	-	-	-	(19,782)
Interest income	18,247	11,635	2,316	249	-	-	32,447
Interest and finance costs	(117,036)	(23,941)	(1,243)	(2,208)	(1)	-	(144,429)
Income from equity method investments	-	-	-	-	764	-	764
Net Income/ (Loss) for the Year	$507,041	$(43,070)	$(88,106)	$4,513	$641	$-	$381,019

For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Voyage revenue	$797,392	$316,100	$367	$-	$-	$1,113,859
Intersegment voyage revenue	-	800	-	-	(800)	-
Depreciation	(126,340)	(39,658)	-	-	-	(165,998)
Amortization of dry-docking and special survey costs	(11,831)	(1,655)	-	-	-	(13,486)
Interest income	3,666	2,290	-	-	-	5,956
Interest and finance costs	(101,888)	(20,333)	(12)	-	-	(122,233)
Income from equity method investments	-	-	-	2,296	-	2,296
Net Income/ (Loss) for the Year	$458,494	$97,405	$(3,503)	$2,296	$-	$554,692

For the year ended December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$678,292	$115,347	$-	$793,639
Depreciation	(125,811)	(11,147)	-	(136,958)
Amortization of dry-docking and special survey costs	(10,346)	(87)	-	(10,433)
Interest income	1,587	-	-	1,587
Interest and finance costs	(81,887)	(4,160)	-	(86,047)
Income from equity method investments	-	-	12,859	12,859
Net Income for the Year	$303,490	$56,814	$74,817	$435,121

As of December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Total Assets	$3,153,806	$734,817	$455,568	$238,667	$707,284	$(3,120)	$5,287,022

As of December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Total Assets	$3,272,559	$771,027	$101,807	$751,838	$(1,002)	$4,896,229